Income Taxes - Composition of Income Tax Expense (Benefit) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Taxes [Abstract]
Current tax expenses	¥ 131,952	¥ 238,856	¥ 61,606
Deferred tax benefits	(141,888)	(343,900)	(69,074)
Total	¥ (9,936)	¥ (105,044)	¥ (7,468)